Financial Instruments - Analysis of Fair Value of Financial Instruments Carried at Amortised (Detail) - GBP (£) £ in Millions	Jun. 30, 2019	Dec. 31, 2018
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [line items]
Loans and advances to customers	£ 202,726	£ 201,619
Loans and advances to banks	2,966	3,515
Reverse repurchase agreements- non trading	22,409	21,127
Deposits by customers	176,344	173,692
Deposits by banks	16,503	17,824
Repurchase agreements- non trading	14,771	10,910
Debt securities in issue	53,967	55,906
Subordinated liabilities	3,645	3,601
Financial Liabilities at Amortised Cost, Category [member]
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [line items]
Carrying value	265,230	261,933
Financial Liabilities at Amortised Cost, Category [member] | Deposits by customers [member]
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [line items]
Deposits by customers	176,344	173,692
Financial Liabilities at Amortised Cost, Category [member] | Deposits by banks [member]
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [line items]
Deposits by banks	16,503	17,824
Financial Liabilities at Amortised Cost, Category [member] | Repurchase agreements - non trading [member]
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [line items]
Repurchase agreements- non trading	14,771	10,910
Financial Liabilities at Amortised Cost, Category [member] | Debt Securities [member]
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [line items]
Debt securities in issue	53,967	55,906
Financial Liabilities at Amortised Cost, Category [member] | Subordinated liabilities [member]
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [line items]
Subordinated liabilities	3,645	3,601
Financial assets at amortised cost [member]
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [line items]
Carrying value	235,237	233,489
Financial assets at amortised cost [member] | Loans and Advances to Customers [member]
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [line items]
Loans and advances to customers	202,726	201,619
Financial assets at amortised cost [member] | Loans and advances to banks [member]
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [line items]
Loans and advances to banks	2,966	3,515
Financial assets at amortised cost [member] | Reverse repurchase agreements - non-trading [member]
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [line items]
Reverse repurchase agreements- non trading	22,409	21,127
Financial assets at amortised cost [member] | Other financial assets at amortised cost [member]
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [line items]
Other financial assets at amortised cost	7,136	7,228
Fair Value [member] | Financial Liabilities at Amortised Cost, Category [member]
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [line items]
Carrying value	267,250	263,062
Fair Value [member] | Financial Liabilities at Amortised Cost, Category [member] | Deposits by customers [member]
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [line items]
Deposits by customers	176,504	173,783
Fair Value [member] | Financial Liabilities at Amortised Cost, Category [member] | Deposits by banks [member]
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [line items]
Deposits by banks	16,514	17,836
Fair Value [member] | Financial Liabilities at Amortised Cost, Category [member] | Repurchase agreements - non trading [member]
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [line items]
Repurchase agreements- non trading	14,779	10,923
Fair Value [member] | Financial Liabilities at Amortised Cost, Category [member] | Debt Securities [member]
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [line items]
Debt securities in issue	55,218	56,695
Fair Value [member] | Financial Liabilities at Amortised Cost, Category [member] | Subordinated liabilities [member]
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [line items]
Subordinated liabilities	4,235	3,825
Fair Value [member] | Financial assets at amortised cost [member]
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [line items]
Carrying value	239,821	236,107
Fair Value [member] | Financial assets at amortised cost [member] | Loans and Advances to Customers [member]
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [line items]
Loans and advances to customers	207,289	204,391
Fair Value [member] | Financial assets at amortised cost [member] | Loans and advances to banks [member]
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [line items]
Loans and advances to banks	2,949	3,476
Fair Value [member] | Financial assets at amortised cost [member] | Reverse repurchase agreements - non-trading [member]
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [line items]
Reverse repurchase agreements- non trading	22,416	21,130
Fair Value [member] | Financial assets at amortised cost [member] | Other financial assets at amortised cost [member]
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [line items]
Other financial assets at amortised cost	£ 7,167	£ 7,110